CASH AT BANK	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CASH AT BANK
NOTE 5 - CASH AT BANK

NOTE 5 - CASH AT BANK

As of June 30, 2021, the Company held cash in bank in the amount of $3,210,464 which consist of the following:

	June 30, 2021	December 31, 2020
Bank Deposits-China	$2,534,231	$4,593,943
Bank Deposits-Singapore	676,233	46,660
	$3,210,464	$4,640,603